Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Percentage of royalty payment	3.00%	3.00%
Maximum percentage of grants provided for royalties payment	100.00%	100.00%
Royalty [Member]
Commitments and Contingencies [Line Items]
Current contingent royalty obligation	$ 1,190	$ 1,180	$ 1,120